UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21761

KEELEY FUNDS, INC.
(Exact name of registrant as specified in charter)

111 West Jackson Boulevard
SUITE 810
CHICAGO, IL 60604
(Address of principal executive offices) (Zip code)

ALAN GOLDBERG
K&L Gates LLP
70 WEST MADISON STREET, SUITE 3100
CHICAGO, IL 60602
(Name and address of agent for service)

312-786-5000
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period:  December 31, 2014

Item 1. Schedule of Investments.

Keeley Small Cap Value Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.12%
	Aerospace & Defense - 2.36%
1,715,000	Exelis, Inc.	$30,063,950
1,713,000	GenCorp, Inc. (a)(b)	31,347,900
		61,411,850
	Auto Components - 2.28%
1,493,325	American Axle & Manufacturing Holdings, Inc. (a)	33,734,212
1,590,500	Federal Mogul Corp. (a)	25,591,145
		59,325,357
	Building Products - 2.26%
505,928	A.O. Smith Corporation	28,539,399
1,627,500	NCI Building Systems, Inc. (a)	30,141,300
		58,680,699
	Capital Markets - 1.18%
345,000	Gamco Investors, Inc. (b)(c)	30,684,300
	Chemicals - 3.13%
1,169,400	Chemtura Corp. (a)(b)	28,919,262
510,000	Sensient Technologies Corp.	30,773,400
909,500	Tronox Ltd.	21,718,860
		81,411,522
	Commercial Banks - 6.85%
1,278,500	BancorpSouth, Inc.	28,779,035
761,000	FirstMerit Corp.	14,375,290
731,000	Glacier Bancorp, Inc.	20,299,870
992,000	Synovus Financial Corp.	26,873,280
493,275	UMB Financial Corp. (b)	28,062,415
1,187,534	Union Bankshares Corp.	28,595,818
665,500	Wintrust Financial Corp.	31,118,780
		178,104,488
	Commercial Services & Supplies - 1.30%
1,252,482	Ritchie Bros. Auctioneers (b)	33,679,241
	Communications Equipment - 1.34%
3,245,508	Mitel Networks Corp. (a)	34,694,481
	Computer & Peripherals - 1.12%
843,255	Diebold, Inc.	29,210,353
	Consumer Finance - 1.18%
3,017,500	SLM Corp.	30,748,325
	Distributors - 1.06%
443,000	Core Mark Holding Company, Inc.	27,434,990
	Diversified Consumer Services - 3.48%
1,414,476	Carriage Services, Inc. (b)(c)	29,633,272
940,160	Hillenbrand, Inc. (b)	32,435,520
657,000	Sothebys	28,369,260
		90,438,052
	Diversified Financial Services - 1.09%
829,341	Air Lease Corp.	28,454,690
	Electric Utilities - 1.17%

549,900	Allete, Inc.	30,321,486
	Electrical Equipment - 2.44%
727,708	Franklin Electric, Inc.	27,310,881
578,500	Generac Holdings, Inc. (a)(b)	27,050,660
122,000	Regal Beloit Corp.	9,174,400
		63,535,941
	Electronic Equipment, Instruments & Components - 1.85%
1,137,000	Knowles Corp. (a)(b)	26,776,350
220,000	Littelfuse, Inc.	21,267,400
		48,043,750
	Energy Equipment & Services - 1.00%
1,195,063	Helix Energy Solutions Group, Inc. (a)	25,932,867
	Food Products - 1.08%
1,465,000	Flowers Foods, Inc.	28,113,350
	Gas Utilities - 1.77%
614,000	One Gas, Inc.	25,309,080
350,000	South Jersey Industries, Inc. (b)	20,625,500
		45,934,580
	Health Care Equipment & Supplies - 2.21%
789,000	Alere, Inc. (a)	29,982,000
1,017,500	Wright Medical Group, Inc. (a)(b)	27,340,225
		57,322,225
	Home Furnishings - 1.11%
635,000	Fortune Brands Home & Security, Inc.	28,746,450
	Hotels, Restaurants & Leisure - 10.82%
493,000	BJs Restaurants, Inc. (a)(b)	24,753,530
1,422,400	Bloomin Brands, Inc. (a)	35,218,624
2,951,021	Carrols Restaurant Group, Inc. (a)(c)	22,516,290
3,004,350	Denny's Corp. (a)	30,974,849
533,000	Fiesta Restaurant Group, Inc. (a)	32,406,400
1,751,200	Intrawest Resorts Holdings, Inc. (a)	20,909,328
267,000	Jack In The Box, Inc.	21,349,320
390,000	Marriott Vacations Worldwide Corp.	29,070,600
582,990	Popeyes Louisiana Kitchen, Inc. (a)(b)	32,804,847
341,500	Vail Resorts, Inc.	31,120,895
		281,124,683
	Household Durables - 1.97%
1,295,500	Taylor Morrison Home Corp. (a)	24,471,995
1,754,078	Tri Pointe Homes, Inc. (a)	26,749,690
		51,221,685
	Household Products - 1.16%
314,500	Spectrum Brands Holdings, Inc.	30,091,360
	Industrial Conglomerates - 1.00%
642,000	ITT Corp.	25,975,320
	Insurance - 2.49%
1,159,569	American Equity Investment Life Holding Co. (b)	33,847,819
432,900	Hanover Insurance Group, Inc.	30,874,428
		64,722,247
	Internet & Catalog Retail - 1.17%
874,560	FTD Companies, Inc. (a)	30,452,179
	IT Services - 2.28%

972,500	Corelogic, Inc. (a)	30,721,275
1,290,500	Evertec, Inc.	28,558,765
		59,280,040
	Machinery - 10.49%
448,500	EnPro Industries, Inc. (a)(b)	28,147,860
804,000	Esco Technologies, Inc.	29,667,600
1,303,384	Harsco Corp.	24,620,924
946,824	John Bean Technologies Corp.	31,112,636
600,000	L.B. Foster Co. (c)	29,142,000
1,101,500	Manitowoc, Inc.	24,343,150
375,000	RBC Bearings, Inc.	24,198,750
1,080,790	Rexnord Corp. (a)	30,489,086
381,500	Tennant Co.	27,532,855
544,500	Timken Co.	23,239,260
		272,494,121
	Media - 3.39%
1,386,700	E.W. Scripps Company (a)(b)	30,992,745
897,000	Starz (a)	26,640,900
1,240,554	Time, Inc.	30,530,034
		88,163,679
	Metals & Mining - 2.84%
1,799,000	Commercial Metals Co.	29,305,710
386,000	Kaiser Aluminum Corp.	27,571,980
457,000	Timkensteel Corp.	16,922,710
		73,800,400
	Oil, Gas & Consumable Fuels - 1.75%
585,081	Bonanza Creek Energy, Inc. (a)(b)	14,041,944
2,514,054	Synergy Resources Corp. (a)	31,526,237
		45,568,181
	Paper & Forest Products - 1.98%
299,500	Clearwater Paper Corp. (a)	20,530,725
1,052,000	Kapstone Paper & Packaging Corp.	30,834,120
		51,364,845
	Real Estate Investment Trusts (REITs) - 4.63%
877,884	Gaming & Leisure Properties, Inc.	25,757,116
607,000	Ryman Hospitality Properties, Inc. (b)	32,013,180
1,108,057	Sabra Health Care REIT, Inc.	33,651,691
2,424,613	Spirit Realty Capital, Inc.	28,828,649
		120,250,636
	Real Estate Management & Development - 0.85%
1,427,730	Forestar Group, Inc. (a)	21,987,042
	Road & Rail - 0.91%
262,500	Genesee & Wyoming, Inc. (a)	23,604,000
	Semiconductors & Semiconductor Equipment - 1.15%
1,775,400	Fairchild Semiconductor International, Inc. (a)	29,968,752
	Software - 1.14%
506,844	Verint Systems, Inc. (a)(b)	29,538,868
	Specialty Retail - 2.35%
727,500	CST Brands, Inc.	31,726,275
596,500	Penske Automotive Group, Inc.	29,270,255
		60,996,530

	Thrifts & Mortgage Finance - 4.34%
463,500	Iberiabank Corp. (b)	30,057,975
1,530,500	Provident Financial Services, Inc.	27,640,830
1,860,692	United Financial Bancorp, Inc.	26,719,537
1,186,000	ViewPoint Financial Group	28,286,100
		112,704,442
	Trading Companies & Distributors - 1.15%
747,466	Kaman Corp.	29,965,912
	Total Common Stocks (Cost $1,943,887,750)	$2,575,503,919

Principal Amount
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.51%
	Repurchase Agreements - 1.35%
$35,000,000	Credit Suisse First Boston Repurchase Agreement, (Dated 12/31/2014), 0.07%,
	due 01/02/2015, (Repurchased proceeds $35,000,136); [Collateralized by
	$69,740,000 in a U.S. Treasury STRIP, 2.81%, 11/15/2038 (Market Value $35,701,997)]	$35,000,000
Shares
	Money Market Funds - 0.16%
773,099	Dreyfus Institutional Cash Advantage Fund, 0.06%	773,099
739,495	Goldman Sachs Financial Square Money Market Fund, 0.06%	739,495
1,700,000	Duetsche Money Market Series Institutional Shares, 0.04%	1,700,000
1,000,000	JPMorgan Prime Money Market Fund, 0.05%	1,000,000
		4,212,594
	Total Investments Purchased With Cash Collateral From Securities Lending (Cost $39,212,594)	$39,212,594

	SHORT TERM INVESTMENTS - 0.73%
	Money Market Funds - 0.73%
19,002,238	Fidelity Institutional Money Market Portfolio, 0.07%	$19,002,238
	Total Short Term Investments (Cost $19,002,238)	$19,002,238

	Total Investments (Cost $2,002,102,582) - 101.36%	$2,633,718,751
	Liabilities in Excess of Other Assets - (1.36)%	(35,248,378)
	TOTAL NET ASSETS - 100.00%	$2,598,470,373

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) All or a portion of security is out on loan. See Note 1 in the Notes to the Schedule of Investments.
(c) Affiliated issuer. See Note 2 in the Notes to the Schedule of Investments.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Small Cap Dividend Value Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.05%
	Capital Markets - 3.26%
95,787	Manning & Napier, Inc.	$1,323,776
136,700	Silvercrest Asset Management Group, Inc. - Class A	2,139,355
92,400	Solar Cap Ltd.	1,664,124
		5,127,255
	Chemicals - 1.65%
44,430	Innophos Holdings, Inc.	2,596,934
	Commercial Banks - 9.95%
136,100	BancorpSouth, Inc.	3,063,611
96,800	Columbia Banking System, Inc.	2,672,648
113,000	FirstMerit Corp.	2,134,570
111,700	Glacier Bancorp, Inc.	3,101,909
76,800	Union Bankshares Corp.	1,849,344
60,700	Wintrust Financial Corp.	2,838,332
		15,660,414
	Commercial Services & Supplies - 1.34%
34,000	Deluxe Corp.	2,116,500
	Construction & Engineering - 2.73%
192,200	Great Lakes Dredge & Dock Corp. (a)	1,645,232
114,200	Primoris Services Corp.	2,654,008
		4,299,240
	Electric Utilities - 4.29%
38,300	Allete, Inc.	2,111,862
56,000	El Paso Electric Co.	2,243,360
80,987	PNM Resources, Inc.	2,399,645
		6,754,867
	Electrical Equipment - 2.77%
47,701	AZZ, Inc.	2,238,131
28,200	Regal Beloit Corp.	2,120,640
		4,358,771
	Electronic Equipment, Instruments & Components - 3.47%
159,015	AVX Corp.	2,226,210
170,040	Daktronics, Inc.	2,127,200
110,364	Richardson Electronics Ltd.	1,103,640
		5,457,050
	Energy Equipment & Services - 2.21%
31,200	Bristow Group, Inc.	2,052,648
44,000	Tidewater, Inc.	1,426,040
		3,478,688
	Food Products - 1.44%
27,000	Sanderson Farms, Inc.	2,268,675
	Gas Utilities - 2.34%
51,500	One Gas, Inc.	2,122,830
26,400	South Jersey Industries, Inc.	1,555,752
		3,678,582

	Health Care Equipment & Supplies - 1.91%
32,861	CONMED Corporation	1,477,431
93,100	Meridian Bioscience, Inc.	1,532,426
		3,009,857
	Health Care Providers & Services - 2.15%
20,300	Chemed Corp.	2,145,101
35,400	Owens & Minor, Inc.	1,242,894
		3,387,995
	Hotels, Restaurants & Leisure - 2.18%
37,100	Bob Evans Farms, Inc.	1,898,778
73,569	Interval Leisure Group, Inc.	1,536,856
		3,435,634
	Household Durables - 1.12%
29,651	Nacco Industries, Inc.	1,760,083
	Insurance - 4.85%
43,300	Arthur J. Gallagher & Co.	2,038,564
49,804	FBL Financial Group, Inc.	2,890,126
72,000	James River Group Holdings Ltd. (a)	1,638,720
12,100	Reinsurance Group of America, Inc.	1,060,202
		7,627,612
	IT Services - 1.41%
130,300	EPIQ Systems, Inc.	2,225,524
	Machinery - 5.59%
23,500	Alamo Group, Inc.	1,138,340
122,600	Dynamic Materials Corp.	1,964,052
182,905	Global Power Equipment Group, Inc.	2,525,918
77,100	Harsco Corp.	1,456,419
52,400	John Bean Technologies Corp.	1,721,864
		8,806,593
	Media - 1.38%
88,500	Time, Inc.	2,177,985
	Metals & Mining - 1.22%
117,800	Commercial Metals Co.	1,918,962
	Multi-line Retail - 1.34%
102,000	Stage Stores, Inc.	2,111,400
	Multi-Utilities - 1.12%
31,100	Northwestern Corp.	1,759,638
	Oil, Gas & Consumable Fuels - 3.00%
167,700	Alon USA Energy, Inc.	2,124,759
55,200	World Fuel Services Corp.	2,590,536
		4,715,295
	Paper & Forest Products - 1.34%
82,370	P.H. Glatfelter Company	2,106,201
	Real Estate Investment Trusts (REITs) - 14.88%
140,000	Chambers Street Properties	1,128,400
78,511	Chatham Lodging Trust	2,274,464
292,800	CorEnergy Infrastructure Trust, Inc.	1,897,344
71,900	EdR	2,630,821
21,700	Equity Lifestyle Properties, Inc.	1,118,635
341,200	Gramercy Property Trust, Inc.	2,354,280
54,400	Ryman Hospitality Properties, Inc.	2,869,056
65,655	Sabra Health Care REIT, Inc.	1,993,942

142,866	Spirit Realty Capital, Inc.	1,698,677
119,300	STAG Industrial, Inc.	2,922,850
203,800	Summit Hotel Properties, Inc.	2,535,272
		23,423,741
	Semiconductors & Semiconductor Equipment - 4.24%
185,591	Cohu, Inc.	2,208,533
169,300	Cypress Semiconductor Corp.	2,417,604
163,061	IXYS Corp.	2,054,568
		6,680,705
	Specialty Retail - 3.28%
69,100	CST Brands, Inc.	3,013,451
38,400	Foot Locker, Inc.	2,157,312
		5,170,763
	Textiles, Apparel & Luxury Goods - 1.59%
115,151	Culp, Inc.	2,496,474
	Thrifts & Mortgage Finance - 7.78%
67,500	Berkshire Hills Bancorp, Inc.	1,799,550
36,100	Iberiabank Corp.	2,341,085
112,200	Oritani Financial Corp.	1,727,880
115,200	Provident Financial Services, Inc.	2,080,512
148,800	United Financial Bancorp, Inc.	2,136,768
90,496	ViewPoint Financial Group	2,158,330
		12,244,125
	Trading Companies & Distributors - 2.10%
54,100	Kaman Corp.	2,168,869
32,900	Textainer Group Holdings Ltd.	1,129,128
		3,297,997
	Transportation Infrastructure - 1.12%
24,700	Macquarie Infrastructure Company LLC	1,755,923
	Total Common Stocks (Cost $127,979,094)	$155,909,483

	SHORT TERM INVESTMENTS - 0.84%
	Money Market Funds - 0.84%
1,321,079	Fidelity Institutional Money Market Portfolio, 0.07%	$1,321,079
	Total Short Term Investments (Cost $1,321,079)	$1,321,079

	Total Investments (Cost $129,300,173) - 99.89%	$157,230,562
	Other Assets in Excess of Liabilities - 0.11%	174,163
	TOTAL NET ASSETS - 100.00%	$157,404,725

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Small-Mid Cap Value Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.92%
	Aerospace & Defense - 1.15%
181,500	GenCorp, Inc. (a)	$3,321,450
	Auto Components - 2.55%
109,000	Allison Transmission Holdings, Inc.	3,695,100
50,000	Delphi Automotive PLC	3,636,000
		7,331,100
	Building Products - 1.16%
59,000	A.O. Smith Corporation	3,328,190
	Capital Markets - 2.19%
57,000	Legg Mason, Inc.	3,042,090
200,000	OM Asset Management PLC (a)	3,248,000
		6,290,090
	Chemicals - 3.99%
33,000	Ashland, Inc.	3,952,080
181,700	Chemtura Corp. (a)	4,493,441
133,000	Huntsman Corp.	3,029,740
		11,475,261
	Commercial Banks - 4.10%
300,000	Investors Bancorp, Inc.	3,367,500
76,000	UMB Financial Corp.	4,323,640
88,100	Wintrust Financial Corp.	4,119,556
		11,810,696
	Commercial Services & Supplies - 0.99%
78,000	Copart, Inc. (a)	2,846,220
	Communications Equipment - 1.67%
449,000	Mitel Networks Corp. (a)	4,799,810
	Consumer Finance - 1.71%
483,000	SLM Corp.	4,921,770
	Diversified Consumer Services - 2.68%
193,000	Carriage Services, Inc.	4,043,350
85,000	Sothebys	3,670,300
		7,713,650
	Diversified Financial Services - 4.02%
93,000	Air Lease Corp.	3,190,830
89,200	CIT Group, Inc.	4,266,436
119,000	Fidelity National Financial, Inc.	4,099,550
		11,556,816
	Electrical Equipment - 2.25%
74,200	Generac Holdings, Inc. (a)	3,469,592
40,000	Regal Beloit Corp.	3,008,000
		6,477,592
	Electronic Equipment, Instruments & Components - 0.98%
120,000	Knowles Corp. (a)	2,826,000
	Energy Equipment & Services - 1.01%
133,500	Helix Energy Solutions Group, Inc. (a)	2,896,950
	Food Products - 1.07%
160,500	Flowers Foods, Inc.	3,079,995
	Gas Utilities - 1.09%
45,000	National Fuel Gas Co.	3,128,850
	Health Care Equipment & Supplies - 2.25%
93,000	Alere, Inc. (a)	3,534,000
110,000	Wright Medical Group, Inc. (a)	2,955,700
		6,489,700
	Health Care Providers & Services - 0.97%
34,600	Cardinal Health, Inc.	2,793,258
	Home Furnishings - 1.22%
77,500	Fortune Brands Home & Security, Inc.	3,508,425
	Hotels, Restaurants & Leisure - 6.19%
232,900	Denny's Corp. (a)	2,401,199
48,500	Fiesta Restaurant Group, Inc. (a)	2,948,800
53,000	Jack In The Box, Inc.	4,237,880
44,000	Marriott Vacations Worldwide Corp.	3,279,760
57,500	Wyndham Worldwide Corp.	4,931,200
		17,798,839
	Household Durables - 3.09%
112,900	Jarden Corp. (a)	5,405,652
228,500	Tri Pointe Homes, Inc. (a)	3,484,625
		8,890,277

	Household Products - 1.46%
44,000	Spectrum Brands Holdings, Inc.	4,209,920
	Industrial Conglomerates - 1.38%
98,200	ITT Corp.	3,973,172
	Insurance - 1.51%
92,200	Arthur J. Gallagher & Co.	4,340,776
	Internet & Catalog Retail - 1.29%
107,000	FTD Companies, Inc. (a)	3,725,740
	IT Services - 2.72%
98,000	Broadridge Financial Solutions, Inc.	4,525,640
33,500	Wex, Inc. (a)	3,313,820
		7,839,460
	Machinery - 9.17%
75,000	EnPro Industries, Inc. (a)	4,707,000
96,000	Esco Technologies, Inc.	3,542,400
139,000	John Bean Technologies Corp.	4,567,540
133,000	Manitowoc, Inc.	2,939,300
123,700	Rexnord Corp. (a)	3,489,577
77,600	Timken Co.	3,311,968
44,000	Wabtec Corp.	3,823,160
		26,380,945
	Media - 2.34%
98,000	Starz (a)	2,910,600
63,800	Tribune Co. (a)	3,813,326
		6,723,926
	Metals & Mining - 2.20%
188,000	Commercial Metals Co.	3,062,520
45,600	Kaiser Aluminum Corp.	3,257,208
		6,319,728
	Multi-Utilities - 1.04%
64,500	Vectren Corp.	2,981,835
	Oil, Gas & Consumable Fuels - 2.70%
80,200	Bonanza Creek Energy, Inc. (a)	1,924,800
51,000	Energen Corp.	3,251,760
123,000	Rice Energy, Inc. (a)	2,579,310
		7,755,870
	Real Estate Investment Trusts (REITs) - 10.08%
132,505	Corrections Corporation of America	4,815,232
97,945	Gaming & Leisure Properties, Inc.	2,873,706
139,803	Iron Mountain, Inc.	5,404,784
53,100	Lamar Advertising Co.	2,848,284
94,680	Ryman Hospitality Properties, Inc.	4,993,423
150,500	Sabra Health Care REIT, Inc.	4,570,685
293,290	Spirit Realty Capital, Inc.	3,487,218
		28,993,332
	Real Estate Management & Development - 0.96%
180,000	Forestar Group, Inc. (a)	2,772,000
	Road & Rail - 2.90%
38,500	Genesee & Wyoming, Inc. (a)	3,461,920
52,600	Ryder System, Inc.	4,883,910
		8,345,830
	Software - 2.44%
59,200	CDK Global, Inc.	2,412,992
79,300	Verint Systems, Inc. (a)	4,621,604
		7,034,596
	Specialty Retail - 5.21%
57,200	Cabelas, Inc. (a)	3,015,012
104,000	CST Brands, Inc.	4,535,440
135,000	Haverty Furniture, Inc.	2,971,350
91,400	Penske Automotive Group, Inc.	4,484,998
		15,006,800
	Textiles, Apparel & Luxury Goods - 2.90%
42,000	Hanesbrands, Inc.	4,688,040
28,500	PVH Corp.	3,652,845
		8,340,885
	Thrifts & Mortgage Finance - 1.62%
196,000	ViewPoint Financial Group	4,674,600
	Water Utilities - 1.67%
90,000	American Water Works Company, Inc.	4,797,000
	Total Common Stocks (Cost $218,790,936)	$287,501,354

	SHORT TERM INVESTMENTS - 0.18%
	Money Market Funds - 0.18%
530,828	Fidelity Institutional Money Market Portfolio, 0.07%	$530,828
	Total Short Term Investments (Cost $530,828)	$530,828

Total Investments (Cost $219,321,764) - 100.10%	$288,032,182
Liabilities in Excess of Other Assets - (0.10)%	(277,891)
TOTAL NET ASSETS - 100.00%	$287,754,291

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedules of Investments.

Keeley Mid Cap Value Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.35%
	Auto Components - 2.92%
24,300	Allison Transmission Holdings, Inc.	$823,770
21,700	Delphi Automotive PLC	1,578,024
		2,401,794
	Capital Markets - 3.14%
7,600	Ameriprise Financial, Inc.	1,005,100
39,800	Invesco Ltd.	1,572,896
		2,577,996
	Chemicals - 5.04%
15,900	Ashland, Inc.	1,904,184
19,800	FMC Corp.	1,129,194
48,600	Huntsman Corp.	1,107,108
		4,140,486
	Commercial Banks - 5.54%
23,374	BOK Financial Corp.	1,403,375
123,800	Investors Bancorp, Inc.	1,389,655
65,000	Synovus Financial Corp.	1,760,850
		4,553,880
	Construction & Engineering - 1.55%
45,000	Quanta Services, Inc. (a)	1,277,550
	Consumer Finance - 4.92%
34,000	Discover Financial Services	2,226,660
177,900	SLM Corp.	1,812,801
		4,039,461
	Containers & Packaging - 1.97%
26,600	Rock-Tenn Co.	1,622,068
	Diversified Financial Services - 4.31%
49,503	Air Lease Corp.	1,698,448
38,600	CIT Group, Inc.	1,846,238
		3,544,686
	Electrical Equipment - 1.65%
18,000	Regal Beloit Corp.	1,353,600
	Electronic Equipment, Instruments & Components - 1.70%
59,300	Knowles Corp. (a)	1,396,515
	Food Products - 1.71%
73,150	Flowers Foods, Inc.	1,403,749
	Health Care Providers & Services - 2.72%
24,800	AmerisourceBergen Corp.	2,235,968
	Home Furnishings - 1.58%
28,600	Fortune Brands Home & Security, Inc.	1,294,722
	Hotels, Restaurants & Leisure - 4.46%
83,000	MGM Resorts International (a)	1,774,540
22,000	Wyndham Worldwide Corp.	1,886,720
		3,661,260

	Household Durables - 2.86%
49,125	Jarden Corp. (a)	2,352,105
	Industrial Conglomerates - 5.88%
18,700	Dover Corp.	1,341,164
46,500	ITT Corp.	1,881,390
24,200	Pentair PLC	1,607,364
		4,829,918
	Insurance - 9.48%
35,600	Arthur J. Gallagher & Co.	1,676,048
25,800	HCC Insurance Holdings, Inc.	1,380,816
11,800	PartnerRe Ltd.	1,346,734
19,000	Reinsurance Group of America, Inc.	1,664,780
33,600	W.R. Berkley Corp.	1,722,336
		7,790,714
	IT Services - 2.08%
27,500	Fidelity National Information Services, Inc.	1,710,500
	Machinery - 2.01%
38,600	Timken Co.	1,647,448
	Media - 5.50%
94,500	News Corp. (a)	1,482,705
16,800	Scripps Networks Interactive, Inc.	1,264,536
29,600	Tribune Co. (a)	1,769,192
		4,516,433
	Multiline Retail - 2.53%
29,500	Dollar Tree, Inc. (a)	2,076,210
	Multi-Utilities - 3.10%
49,800	MDU Resources Group, Inc.	1,170,300
38,800	OGE Energy Corp.	1,376,624
		2,546,924
	Oil, Gas & Consumable Fuels - 3.78%
20,300	Continental Resources, Inc. (a)	778,708
16,400	Energen Corp.	1,045,664
25,900	Valero Energy Corp.	1,282,050
		3,106,422
	Pharmaceuticals - 2.03%
10,000	Perrigo Co.	1,671,600
	Real Estate Investment Trusts (REITs) - 5.91%
49,807	Gaming & Leisure Properties, Inc.	1,461,337
44,780	Iron Mountain, Inc.	1,731,195
31,000	Lamar Advertising Co.	1,662,840
		4,855,372
	Software - 0.97%
19,600	CDK Global, Inc.	798,896
	Specialty Retail - 2.69%
13,900	Advance Auto Parts, Inc.	2,213,992
	Textiles, Apparel & Luxury Goods - 4.11%
15,700	Hanesbrands, Inc.	1,752,434
12,700	PVH Corp.	1,627,759
		3,380,193
	Trading Companies & Distributors - 2.21%
17,800	United Rentals, Inc. (a)	1,815,778
	Total Common Stocks (Cost $53,007,528)	$80,816,240

	SHORT TERM INVESTMENTS - 2.95%
	Money Market Funds - 2.95%
2,421,068	Fidelity Institutional Money Market Portfolio, 0.07%	$2,421,068
	Total Short Term Investments (Cost $2,421,068)	$2,421,068

	Total Investments (Cost $55,428,596) - 101.30%	$83,237,308
	Liabilities in Excess of Other Assets - (1.30)%	(1,068,129)
	TOTAL NET ASSETS - 100.00%	$82,169,179

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Mid Cap Dividend Value Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.41%
	Aerospace & Defense - 1.08%
19,600	Exelis, Inc.	$343,588
	Auto Components - 1.63%
4,900	Autoliv, Inc.	519,988
	Capital Markets - 4.32%
4,600	Ameriprise Financial, Inc.	608,350
8,300	Federated Investors, Inc.	273,319
9,300	Legg Mason, Inc.	496,341
		1,378,010
	Chemicals - 3.00%
6,900	FMC Corp.	393,507
11,100	RPM International, Inc.	562,881
		956,388
	Commercial Banks - 4.95%
24,700	Associated Banc Corp.	460,161
6,200	BOK Financial Corp.	372,248
10,000	Comerica, Inc.	468,400
4,900	UMB Financial Corp.	278,761
		1,579,570
	Commercial Services & Supplies - 3.45%
4,100	Dun & Bradstreet Corp.	495,936
8,300	Republic Services, Inc.	334,075
10,100	Ritchie Bros. Auctioneers	271,589
		1,101,600
	Construction Materials - 1.57%
7,600	Vulcan Materials Co.	499,548
	Consumer Finance - 1.40%
6,800	Discover Financial Services	445,332
	Containers & Packaging - 1.72%
9,000	Rock-Tenn Co.	548,820
	Diversified Financial Services - 1.77%
11,800	CIT Group, Inc.	564,394
	Energy Equipment & Services - 0.80%
12,700	Superior Energy Services, Inc.	255,905
	Food Products - 2.40%
12,000	ConAgra Foods, Inc.	435,360
3,900	Ingredion, Inc.	330,876
		766,236
	Gas Utilities - 4.07%
5,200	National Fuel Gas Co.	361,556
15,150	Questar Corp.	382,992
14,500	UGI Corp.	550,710
		1,295,258
	Health Care Equipment & Supplies - 1.04%
2,900	Teleflex, Inc.	332,978

	Health Care Providers & Services - 3.55%
4,200	AmerisourceBergen Corp.	378,672
7,300	CIGNA Corp.	751,243
		1,129,915
	Hotels, Restaurants & Leisure - 1.26%
4,700	Wyndham Worldwide Corp.	403,072
	Industrial Conglomerates - 2.12%
16,750	ITT Corp.	677,705
	Insurance - 6.75%
11,800	Arthur J. Gallagher & Co.	555,544
12,000	Lincoln National Corp.	692,040
3,800	PartnerRe Ltd.	433,694
5,400	Reinsurance Group of America, Inc.	473,148
		2,154,426
	IT Services - 5.19%
17,000	Broadridge Financial Solutions, Inc.	785,060
6,500	Fidelity National Information Services, Inc.	404,300
13,700	Total System Services, Inc.	465,252
		1,654,612
	Leisure Equipment & Products - 0.91%
5,300	Hasbro, Inc.	291,447
	Machinery - 2.02%
6,800	Oshkosh Corp.	330,820
2,300	Snap-On, Inc.	314,502
		645,322
	Media - 4.77%
15,100	Gannett, Inc.	482,143
18,800	News Corp. (a)	283,504
4,400	Scripps Networks Interactive, Inc.	331,188
17,200	Time, Inc.	423,292
		1,520,127
	Multi-Utilities - 3.82%
15,900	MDU Resources Group, Inc.	373,650
11,000	OGE Energy Corp.	390,280
4,100	Vectren Corp.	189,543
5,050	Wisconsin Energy Corp.	266,337
		1,219,810
	Oil, Gas & Consumable Fuels - 4.13%
13,100	Cabot Oil & Gas Corp.	387,891
6,500	Energen Corp.	414,440
3,000	EQT Corp.	227,100
7,650	HollyFrontier Corp.	286,722
		1,316,153
	Real Estate Investment Trusts (REITs) - 16.29%
4,900	Alexandria Real Estate Equities, Inc.	434,826
15,700	Brixmor Property Group, Inc.	389,988
13,000	Corrections Corporation of America	472,420
27,600	DDR Corp.	506,736
9,100	EPR Properties	524,433
7,900	Equity Lifestyle Properties, Inc.	407,245
13,350	Healthcare Trust of America, Inc.	359,649
17,425	Iron Mountain, Inc.	673,651

8,200	Lamar Advertising Co.	439,848
10,300	Rayonier, Inc.	287,782
14,800	Retail Properties of America, Inc.	247,012
37,900	Spirit Realty Capital, Inc.	450,631
		5,194,221
	Road & Rail - 1.78%
6,100	Ryder System, Inc.	566,385
	Semiconductors & Semiconductor Equipment - 3.83%
8,300	Avago Technologies Ltd.	834,897
8,500	Linear Technology Corp.	387,600
		1,222,497
	Software - 0.64%
3,300	Jack Henry & Associates, Inc.	205,062
	Specialty Retail - 2.14%
19,600	American Eagle Outfitters	272,048
7,300	Foot Locker, Inc.	410,114
		682,162
	Thrifts & Mortgage Finance - 1.04%
39,300	First Niagara Financial Group, Inc.	331,299
	Water Utilities - 1.97%
11,800	American Water Works Company, Inc.	628,940
	Total Common Stocks (Cost $21,223,736)	$30,430,770

	EXCHANGE TRADED FUNDS - 0.49%
	Diversified Financial Services - 0.49%
2,100	iShares Russell Mid Cap Value Index Fund	$154,917
	Total Exchange Traded Funds (Cost $133,914)	$154,917

	SHORT TERM INVESTMENTS - 4.04%
	Money Market Funds - 4.04%
1,288,528	Fidelity Institutional Money Market Portfolio, 0.07%	$1,288,528
	Total Short Term Investments (Cost $1,288,528)	$1,288,528

	Total Investments (Cost $22,646,178) - 99.94%	$31,874,215
	Other Assets in Excess of Liabilities - 0.06%	19,699
	TOTAL NET ASSETS - 100.00%	$31,893,914

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley All Cap Value Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.32%
	Beverages - 2.77%
22,800	Molson Coors Brewing Co.	$1,699,056
18,000	Pepsico, Inc.	1,702,080
		3,401,136
	Capital Markets - 2.58%
105,000	OM Asset Management PLC (a)	1,705,200
93,148	Silvercrest Asset Management Group, Inc. - Class A	1,457,766
		3,162,966
	Chemicals - 3.00%
18,000	Ashland, Inc.	2,155,680
67,000	Huntsman Corp.	1,526,260
		3,681,940
	Commercial Banks - 8.15%
114,000	BancorpSouth, Inc.	2,566,140
28,000	Northern Trust Corp.	1,887,200
50,000	Suntrust Banks, Inc.	2,095,000
32,000	UMB Financial Corp.	1,820,480
35,000	Wintrust Financial Corp.	1,636,600
		10,005,420
	Computers & Peripherals - 1.99%
61,000	Hewlett Packard Co.	2,447,930
	Construction & Engineering - 1.41%
61,000	Quanta Services, Inc. (a)	1,731,790
	Consumer Finance - 3.25%
26,000	Discover Financial Services	1,702,740
224,000	SLM Corp.	2,282,560
		3,985,300
	Diversified Financial Services - 2.21%
41,000	Air Lease Corp.	1,406,710
38,000	Fidelity National Financial, Inc.	1,309,100
		2,715,810
	Electronic Equipment, Instruments & Components - 2.25%
117,500	Knowles Corp. (a)	2,767,125
	Energy Equipment & Services - 3.25%
17,700	Dril-Quip, Inc. (a)	1,358,121
34,000	Halliburton Co.	1,337,220
112,500	Weatherford International PLC (a)	1,288,125
		3,983,466
	Food Products - 3.02%
31,002	Kraft Foods Group, Inc.	1,942,585
48,500	Mondelez International, Inc.	1,761,763
		3,704,348
	Gas Utilities - 3.45%
53,500	One Gas, Inc.	2,205,270
80,000	Questar Corp.	2,022,400
		4,227,670

	Health Care Equipment & Supplies - 7.01%
29,500	Baxter International, Inc.	2,162,055
29,000	Covidien PLC	2,966,120
23,500	Medtronic, Inc.	1,696,700
66,000	Wright Medical Group, Inc. (a)	1,773,420
		8,598,295
	Health Care Providers & Services - 4.30%
20,500	AmerisourceBergen Corp.	1,848,280
21,000	Cardinal Health, Inc.	1,695,330
20,500	Express Scripts Holding Co. (a)	1,735,735
		5,279,345
	Hotels, Restaurants & Leisure - 1.19%
24,000	Fiesta Restaurant Group, Inc. (a)	1,459,200
	Industrial Conglomerates - 5.66%
21,500	Dover Corp.	1,541,980
24,000	Eaton Corp. PLC	1,631,040
46,000	ITT Corp.	1,861,160
39,500	Johnson Controls, Inc.	1,909,430
		6,943,610
	Insurance - 11.12%
18,000	Ace Ltd.	2,067,840
27,000	Aflac, Inc.	1,649,430
33,000	Arthur J. Gallagher & Co.	1,553,640
31,000	Hanover Insurance Group, Inc.	2,210,920
40,600	Principal Financial Group, Inc.	2,108,764
24,000	Reinsurance Group of America, Inc.	2,102,880
36,000	Torchmark Corp.	1,950,120
		13,643,594
	IT Services - 1.85%
36,500	Fidelity National Information Services, Inc.	2,270,300
	Life Sciences Tools & Services - 1.66%
49,700	Agilent Technologies, Inc.	2,034,718
	Machinery - 1.70%
22,000	Illinois Tool Works, Inc.	2,083,400
	Media - 4.36%
106,000	E.W. Scripps Company (a)	2,369,100
18,500	Scripps Networks Interactive, Inc.	1,392,495
26,600	Tribune Co. (a)	1,589,882
		5,351,477
	Metals & Mining - 1.34%
23,000	Kaiser Aluminum Corp.	1,642,890
	Multiline Retail - 1.63%
28,500	Dollar Tree, Inc. (a)	2,005,830
	Multi-Utilities - 1.16%
60,500	MDU Resources Group, Inc.	1,421,750
	Oil, Gas & Consumable Fuels - 6.27%
20,000	Anadarko Petroleum Corp.	1,650,000
35,600	Continental Resources, Inc. (a)	1,365,616
18,500	EOG Resources, Inc.	1,703,295
19,100	Occidental Petroleum Corp.	1,539,651
32,000	Williams Companies, Inc.	1,438,080
		7,696,642

	Pharmaceuticals - 5.80%
11,000	Perrigo Co.	1,838,760
67,500	Pfizer, Inc.	2,102,625
23,000	Teva Pharmaceutical Industries Ltd. - ADR	1,322,730
43,199	Zoetis, Inc.	1,858,853
		7,122,968
	Real Estate Investment Trusts (REITs) - 1.31%
30,000	Lamar Advertising Co.	1,609,200
	Road & Rail - 1.60%
16,500	Union Pacific Corp.	1,965,645
	Software - 1.63%
43,000	Microsoft Corp.	1,997,350
	Specialty Retail - 1.19%
47,500	Sally Beauty Holdings, Inc. (a)	1,460,150
	Textiles, Apparel & Luxury Goods - 1.21%
13,300	Hanesbrands, Inc.	1,484,546
	Total Common Stocks (Cost $86,848,418)	$121,885,811

	SHORT TERM INVESTMENTS - 0.37%
	Money Market Funds - 0.37%
459,719	Fidelity Institutional Money Market Portfolio, 0.07%	$459,719
	Total Short Term Investments (Cost $459,719)	$459,719

	Total Investments (Cost $87,308,137) - 99.69%	$122,345,530
	Other Assets in Excess of Liabilities - 0.31%	380,587
	TOTAL NET ASSETS - 100.00%	$122,726,117

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Alternative Value Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.71%
	Aerospace & Defense - 1.24%
20,200	GenCorp, Inc. (a)	$369,660
	Auto Components - 2.44%
10,925	Allison Transmission Holdings, Inc.	370,357
4,905	Delphi Automotive PLC	356,692
		727,049
	Building Products - 1.16%
6,100	A.O. Smith Corporation	344,101
	Capital Markets - 2.25%
5,900	Legg Mason, Inc.	314,883
21,900	OM Asset Management PLC (a)	355,656
		670,539
	Chemicals - 3.89%
3,400	Ashland, Inc.	407,184
18,300	Chemtura Corp. (a)	452,559
13,100	Huntsman Corp.	298,418
		1,158,161
	Commercial Banks - 4.01%
33,100	Investors Bancorp, Inc.	371,547
7,800	UMB Financial Corp.	443,742
8,100	Wintrust Financial Corp.	378,756
		1,194,045
	Commercial Services & Supplies - 0.98%
8,000	Copart, Inc. (a)	291,920
	Communications Equipment - 1.66%
46,200	Mitel Networks Corp. (a)	493,878
	Consumer Finance - 1.70%
49,700	SLM Corp.	506,443
	Diversified Consumer Services - 2.72%
19,400	Carriage Services, Inc.	406,430
9,300	Sothebys	401,574
		808,004
	Diversified Financial Services - 3.94%
10,500	Air Lease Corp.	360,255
8,200	CIT Group, Inc.	392,206
12,200	Fidelity National Financial, Inc.	420,290
		1,172,751
	Electrical Equipment - 2.52%
8,000	Generac Holdings, Inc. (a)	374,080
5,000	Regal Beloit Corp.	376,000
		750,080
	Electronic Equipment, Instruments & Components - 0.97%
12,300	Knowles Corp. (a)	289,665
	Energy Equipment & Services - 1.11%
15,200	Helix Energy Solutions Group, Inc. (a)	329,840

	Food Products - 1.16%
18,000	Flowers Foods, Inc.	345,420
	Gas Utilities - 1.05%
4,500	National Fuel Gas Co.	312,885
	Health Care Equipment & Supplies - 2.31%
9,400	Alere, Inc. (a)	357,200
12,245	Wright Medical Group, Inc. (a)	329,023
		686,223
	Health Care Providers & Services - 0.98%
3,600	Cardinal Health, Inc.	290,628
	Home Furnishings - 1.38%
9,100	Fortune Brands Home & Security, Inc.	411,957
	Hotels, Restaurants & Leisure - 6.50%
27,725	Denny's Corp. (a)	285,845
6,200	Fiesta Restaurant Group, Inc. (a)	376,960
5,500	Jack In The Box, Inc.	439,780
4,370	Marriott Vacations Worldwide Corp.	325,740
5,900	Wyndham Worldwide Corp.	505,984
		1,934,309
	Household Durables - 3.14%
11,900	Jarden Corp. (a)	569,772
23,800	Tri Pointe Homes, Inc. (a)	362,950
		932,722
	Household Products - 1.42%
4,400	Spectrum Brands Holdings, Inc.	420,992
	Industrial Conglomerates - 1.25%
9,200	ITT Corp.	372,232
	Insurance - 1.29%
8,175	Arthur J. Gallagher & Co.	384,879
	Internet & Catalog Retail - 1.35%
11,500	FTD Companies, Inc. (a)	400,430
	IT Services - 2.45%
8,900	Broadridge Financial Solutions, Inc.	411,002
3,200	Wex, Inc. (a)	316,544
		727,546
	Machinery - 9.07%
7,700	EnPro Industries, Inc. (a)	483,252
9,720	Esco Technologies, Inc.	358,668
12,800	John Bean Technologies Corp.	420,608
13,700	Manitowoc, Inc.	302,770
13,100	Rexnord Corp. (a)	369,551
8,100	Timken Co.	345,708
4,800	Wabtec Corp.	417,072
		2,697,629
	Media - 2.56%
11,900	Starz (a)	353,430
6,800	Tribune Co. (a)	406,436
		759,866
	Metals & Mining - 2.27%
20,400	Commercial Metals Co.	332,316
4,800	Kaiser Aluminum Corp.	342,864
		675,180

	Multi-Utilities - 1.03%
6,600	Vectren Corp.	305,118
	Oil, Gas & Consumable Fuels - 2.90%
8,400	Bonanza Creek Energy, Inc. (a)	201,600
5,900	Energen Corp.	376,184
13,600	Rice Energy, Inc. (a)	285,192
		862,976
	Real Estate Investment Trusts (REITs) - 10.15%
13,600	Corrections Corporation of America	494,224
11,100	Gaming & Leisure Properties, Inc.	325,674
5,500	Lamar Advertising Co.	295,020
14,800	Iron Mountain, Inc.	572,168
10,000	Ryman Hospitality Properties, Inc.	527,400
15,000	Sabra Health Care REIT, Inc.	455,550
29,391	Spirit Realty Capital, Inc.	349,459
		3,019,495
	Real Estate Management & Development - 0.99%
19,100	Forestar Group, Inc. (a)	294,140
	Road & Rail - 2.82%
3,535	Genesee & Wyoming, Inc. (a)	317,867
5,600	Ryder System, Inc.	519,960
		837,827
	Software - 2.35%
6,700	CDK Global, Inc.	273,092
7,300	Verint Systems, Inc. (a)	425,444
		698,536
	Specialty Retail - 5.08%
6,400	Cabelas, Inc. (a)	337,344
9,200	CST Brands, Inc.	401,212
15,300	Haverty Furniture, Inc.	336,753
8,900	Penske Automotive Group, Inc.	436,723
		1,512,032
	Textiles, Apparel & Luxury Goods - 2.57%
3,400	Hanesbrands, Inc.	379,508
3,000	PVH Corp.	384,510
		764,018
	Thrifts & Mortgage Finance - 1.33%
16,630	ViewPoint Financial Group	396,626
	Water Utilities - 1.72%
9,600	American Water Works Company, Inc.	511,680
	Total Common Stocks (Cost $22,136,618)	$29,661,482

	SHORT TERM INVESTMENTS - 0.18%
	Money Market Funds - 0.18%
52,772	Fidelity Institutional Money Market Portfolio, 0.07%	$52,772
	Total Short Term Investments (Cost $52,772)	$52,772

	Total Investments (Cost $22,189,390) - 99.89%	$29,714,254
	Other Assets in Excess of Liabilities - 0.11%	32,387
	TOTAL NET ASSETS - 100.00%	$29,746,641

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Funds, Inc.
Notes to the Schedule of Investments
December 31, 2014 (Unaudited)

1)  Securities Lending

Keeley Funds, Inc. (the “Funds”) may lend their portfolio securities to banks, brokers and dealers.  Lending Funds’ securities exposes the Funds to risk such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral in instances when the value of the collateral is less than the loaned securities, (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or (iv) the Funds may experience losses related to the reinvestment of collateral.  To minimize certain of these risks, the borrower must agree to maintain collateral with the Funds’ custodian, marked to market daily, in the form of cash and/or U.S. government obligations, in an amount at least equal to 100% of the market value of securities.  As of December 31, 2014, only Keeley Small Cap Value Fund (“KSCVF”) had securities loaned with a market value of $41,812,423 and received cash collateral for the loans of $43,319,947.  The cash collateral is marked to market on a nightly basis to stay above the collateralization thresholds agreed to by the Board.

2)  Transactions with Affiliates

The following issuers are affiliated with KSCVF; that is, KSCVF held 5% or more of the outstanding voting securities during the period from October 1, 2014 through December 31, 2014.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

	Share Balance			Share Balance	Dividend	Value		Realized
Issuer Name	At October 1, 2014	Additions	Reductions	At December 31, 2014	Income	At December 31, 2014	Cost	Gains/(Loss)
Carrols Restaurant Group, Inc.	3,281,021	-	(330,000)	2,951,021	$-	$22,516,290	$17,832,420	$289,644
Denny's Corp. (1)	4,743,850	-	(1,739,500)	3,004,350	-	30,974,849	11,867,542	7,798,766
Gamco Investors, Inc.	350,500	-	(5,500)	345,000	112,160	30,684,300	12,372,917	192,530
L.B. Foster Co.	600,000	-	-	600,000	24,000	29,142,000	13,422,816	-
Carriage Services, Inc.	1,414,476	-	-	1,414,476	35,362	29,633,272	29,427,578	-
					$171,522	$142,950,711	$84,923,273	$8,280,940

(1)Issuer was not an affiliate as of December 31, 2014

3)  Significant Accounting Policies

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the following three broad categories:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

Keeley Small Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$2,575,503,919	$-	$-	$2,575,503,919
Short Term Investments	23,214,832	35,000,000	-	58,214,832

Total Investments in Securities	$2,598,718,751	$35,000,000	$-	$2,633,718,751

Keeley Small Cap Dividend Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$155,909,483	$-	$-	$155,909,483
Short Term Investments	1,321,079	-	-	1,321,079

Total Investments in Securities	$157,230,562	$-	$-	$157,230,562

Keeley Small-Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$287,501,354	$-	$-	$287,501,354
Short Term Investments	530,828	-	-	530,828

Total Investments in Securities	$288,032,182	$-	$-	$288,032,182

Keeley Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$80,816,240	$-	$-	$80,816,240
Short-Term Investments	2,421,068	-	-	2,421,068

Total Investments in Securities	$83,237,308	$-	$-	$83,237,308

Keeley Mid Cap Dividend Value Fund

Common Stocks*	$30,430,770	$-	$-	$30,430,770
Exchange Traded Funds*	154,917	-	-	154,917
Short-Term Investments	1,288,528	-	-	1,288,528

Total Investments in Securities	$31,874,215	$-	$-	$31,874,215

Keeley All Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$121,885,811	$-	$-	$121,885,811
Short-Term Investments	459,719	-	-	459,719

Total Investments in Securities	$122,345,530	$-	$-	$122,345,530

Keeley Alternative Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$29,661,482	$-	$-	$29,661,482
Short-Term Investments	52,772	-	-	52,772

Total Investments in Securities	$29,714,254	$-	$-	$29,714,254

*See the Schedule of Investments for the investments detailed by industry classification.

There were no transfers into or out of Levels 1 and 2 for Keeley Funds, Inc. during the reporting period from October 1, 2014 to December 31, 2014. Transfers between levels are identified at the end of the reporting period.

4)  Federal Tax Information

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows:1

	KEELEY Small Cap Value Fund	KEELEY Small Cap Dividend Value Fund	KEELEY Small-Mid Cap Value Fund	KEELEY Mid Cap Value Fund	KEELEY Mid Cap Dividend Value Fund	KEELEY All Cap Value Fund	KEELEY Alternative Value Fund

Cost of Investments	$2,002,102,582	$129,300,173	$219,321,764	$55,428,596	$22,646,178	$87,308,137	$22,189,390

Gross unrealized appreciation on investments	691,915,790	31,565,565	77,450,544	29,316,058	9,414,190	37,050,269	8,283,493
Gross unrealized depreciation on investments	(60,299,621)	(3,635,176)	(8,740,126)	(1,507,346)	(186,153)	(2,012,876)	(758,629)
Net unrealized appreciation	$631,616,169	$27,930,389	$68,710,418	$27,808,712	$9,228,037	$35,037,393	$7,524,864

1Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements section in the Funds’ most recent annual or semi-annual report.

5)  Derivatives:
The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

None of the Funds (except KEELEY Alternative Value Fund (“KALVF”)) currently invest in derivatives.  KALVF invests in derivatives to the extent permitted by its investment objectives and policies.  Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

KALVF’s use of derivatives may increase or decrease its exposure to market risk, including the risk that the change in the value of the derivative may not correlate with changes in the value of the underlying securities.  KALVF is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty risk.  Liquidity risk is the risk that KALF will be unable to sell a particular derivative in the open market in a timely manner.  Counterparty risk is the risk that a counterparty will not be able to fulfill its obligations to the Fund pursuant to the terms of a derivative investment.  KALVF’s maximum risk of loss from counterparty risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.  Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Futures Contracts – KALVF may enter into futures contracts, an agreement between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date, to the extent permitted by its investment objectives and policies.  KALVF enters into futures contracts to manage its exposure to the stock market.  Upon entering into futures contracts, KALVF is required to deposit cash or pledge securities as initial margin, with additional securities segregated up to the current market value of all of KALVF’s futures contracts.  Any subsequent margin deposit increases or decreases, which are dependent on the daily fluctuations in the value of the instrument underlying the contract, are made or received by KALVF periodically (variation margin) and are recorded as unrealized gains or losses until the contracts are closed.  When the contracts are closed, KALVF will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and KALVF’s basis in the contracts.

KALVF did not enter into any futures contracts during the period ended December 31, 2014.

Short Positions – KALVF may hold short positions to the extent permitted by its investment policies and objectives.  KALVF may sell a security it does not own in anticipation of a decline in the fair value of that security. When KALVF sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  KALVF is liable for any dividends or interest payable on securities while those securities are in a short position.  As collateral for their short positions, KALVF is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents, or liquid securities.  The amount of segregated assets is required to be adjusted daily to reflect changes in market value of the securities sold short.  KALVF will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which KALVF replaces the borrowed security.  KALVF will realize a gain if the security sold short declines in price between those dates.  The potential loss of investing in a short position is unlimited.

KALVF did not hold any short positions as of December 31, 2014.

Options – KALVF may purchase and write put and call options on securities, currencies or indices and enter into related closing transactions.  KALVF enters into options contracts to manage its exposure to the stock market.  When KALVF writes an option, an amount equal to the premium received by KALVF is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by KALVF on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a close purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether KALVF has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by KALVF.  KALVF, as a writer of an option, bears the market risk if there is an unfavorable change in the price of the security underlying the written option.  The potential loss of investing in written options is unlimited.

KALVF did not enter into written or purchased options during the period ended December 31, 2014.

Warrants and Rights – The Funds may invest in warrants or rights (other than those acquired in units or attached to other securities), which entitle the purchaser to buy equity securities at a specific price for a specific period of time.  Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

The Funds did not hold any warrants or rights during the period ended December 31, 2014.

6)  Keeley International Small Cap Value Fund:

The KEELEY International Small Cap Value Fund (KISVX) began operations on December 31, 2014. As of December 31, 2014, the Keeley International Small Cap Value Fund’s net assets totaled $1,804,320 and consisted of all cash and no securities.

7)  New Accounting Pronouncement:

In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Keeley Funds, Inc.

By (Signature and Title) /s/ John L. Keeley, Jr.
                                                 John L. Keeley, Jr., President

Date           2/23/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John L. Keeley, Jr.
                                                   John L. Keeley, Jr., President

Date           2/23/2015

By (Signature and Title)* /s/ Robert Kurinsky
                                                   Robert Kurinsky, Treasurer

Date           2/23/2015

* Print the name and title of each signing officer under his or her signature.